First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 4.0%
1,831	General Dynamics Corp.	$404,596
1,704	Huntington Ingalls Industries, Inc.	348,604
		753,200
	Air Freight & Logistics — 1.8%
4,002	C.H. Robinson Worldwide, Inc.	344,692
	Banks — 9.2%
7,505	Commerce Bancshares, Inc.	360,090
3,449	Cullen/Frost Bankers, Inc.	314,583
6,703	East West Bancorp, Inc.	353,315
2,862	M&T Bank Corp.	361,900
20,008	Regions Financial Corp.	344,138
		1,734,026
	Capital Markets — 2.0%
6,145	Stifel Financial Corp.	377,549
	Chemicals — 7.8%
4,992	CF Industries Holdings, Inc.	428,014
4,146	FMC Corp.	277,658
10,232	Mosaic (The) Co.	364,259
4,245	RPM International, Inc.	402,468
		1,472,399
	Consumer Staples Distribution & Retail — 1.8%
5,247	Sysco Corp.	346,564
	Containers & Packaging — 4.5%
2,212	Avery Dennison Corp.	404,066
2,873	Packaging Corp. of America	441,149
		845,215
	Distributors — 1.9%
2,524	Genuine Parts Co.	364,415
	Food Products — 4.1%
4,804	Archer-Daniels-Midland Co.	362,317
3,763	Bunge Ltd.	407,345
		769,662
	Ground Transportation — 3.7%
1,693	Norfolk Southern Corp.	333,402
1,820	Union Pacific Corp.	370,607
		704,009
	Health Care Providers & Services — 1.8%
2,733	Quest Diagnostics, Inc.	333,043
Shares	Description	Value

	Hotels, Restaurants & Leisure — 3.7%
3,405	Texas Roadhouse, Inc.	$327,221
5,267	Wyndham Hotels & Resorts, Inc.	366,267
		693,488
	Industrial REITs — 1.9%
7,494	First Industrial Realty Trust, Inc.	356,640
	Insurance — 8.3%
5,449	Aflac, Inc.	418,211
5,320	Hartford Financial Services Group (The), Inc.	377,241
2,283	Travelers (The) Cos., Inc.	372,837
8,100	Unum Group	398,439
		1,566,728
	Machinery — 9.8%
2,894	AGCO Corp.	342,302
1,531	Caterpillar, Inc.	417,963
1,525	Cummins, Inc.	348,402
4,488	PACCAR, Inc.	381,570
1,432	Snap-on, Inc.	365,246
		1,855,483
	Oil, Gas & Consumable Fuels — 17.7%
2,486	Chevron Corp.	419,189
3,495	ConocoPhillips	418,701
14,772	Coterra Energy, Inc.	399,583
7,550	Devon Energy Corp.	360,135
2,794	Diamondback Energy, Inc.	432,735
3,166	EOG Resources, Inc.	401,322
8,059	HF Sinclair Corp.	458,799
9,350	Ovintiv, Inc.	444,779
		3,335,243
	Pharmaceuticals — 1.9%
6,100	Bristol-Myers Squibb Co.	354,044
	Professional Services — 1.9%
5,017	Robert Half, Inc.	367,646
	Semiconductors & Semiconductor Equipment — 3.7%
3,164	QUALCOMM, Inc.	351,394
3,492	Skyworks Solutions, Inc.	344,276
		695,670
	Specialty Retail — 6.5%
1,231	Home Depot (The), Inc.	371,959
1,829	Tractor Supply Co.	371,378
3,064	Williams-Sonoma, Inc.	476,146
		1,219,483

First Trust Dividend Strength ETF (FTDS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Technology Hardware, Storage & Peripherals — 2.0%
4,962	NetApp, Inc.	$376,517
	Total Common Stocks	18,865,716
	(Cost $19,441,834)
MONEY MARKET FUNDS — 0.1%
25,580	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (a)	25,580
	(Cost $25,580)

	Total Investments — 100.1%	18,891,296
	(Cost $19,467,414)
	Net Other Assets and Liabilities — (0.1)%	(16,313)
	Net Assets — 100.0%	$18,874,983

(a)	Rate shown reflects yield as of September 30, 2023.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 18,865,716	$ 18,865,716	$ —	$ —
Money Market Funds	25,580	25,580	—	—
Total Investments	$18,891,296	$18,891,296	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 3.1%
37,851	Boeing (The) Co. (a)	$7,255,280
	Banks — 3.5%
55,599	JPMorgan Chase & Co.	8,062,967
	Beverages — 3.3%
137,098	Coca-Cola (The) Co.	7,674,746
	Biotechnology — 3.6%
30,825	Amgen, Inc.	8,284,527
	Capital Markets — 3.4%
24,566	Goldman Sachs Group (The), Inc.	7,948,821
	Chemicals — 3.3%
148,890	Dow, Inc.	7,676,768
	Communications Equipment — 3.3%
141,114	Cisco Systems, Inc.	7,586,289
	Consumer Finance — 3.3%
50,796	American Express Co.	7,578,255
	Consumer Staples Distribution & Retail — 6.9%
363,660	Walgreens Boots Alliance, Inc.	8,087,798
48,830	Walmart, Inc.	7,809,382
		15,897,180
	Diversified Telecommunication Services — 3.3%
239,070	Verizon Communications, Inc.	7,748,259
	Entertainment — 3.4%
98,025	Walt Disney (The) Co. (a)	7,944,926
	Financial Services — 3.2%
32,338	Visa, Inc., Class A	7,438,063
	Health Care Providers & Services — 3.6%
16,634	UnitedHealth Group, Inc.	8,386,696
	Hotels, Restaurants & Leisure — 3.2%
28,640	McDonald’s Corp.	7,544,922
	Household Products — 3.3%
52,291	Procter & Gamble (The) Co.	7,627,165
	Industrial Conglomerates — 6.5%
75,272	3M Co.	7,046,964
43,339	Honeywell International, Inc.	8,006,447
		15,053,411
	Insurance — 3.5%
50,015	Travelers (The) Cos., Inc.	8,167,950
	IT Services — 3.3%
54,150	International Business Machines Corp.	7,597,245
Shares	Description	Value

	Machinery — 3.3%
28,330	Caterpillar, Inc.	$7,734,090
	Oil, Gas & Consumable Fuels — 3.5%
47,825	Chevron Corp.	8,064,251
	Pharmaceuticals — 6.6%
49,807	Johnson & Johnson	7,757,440
73,333	Merck & Co., Inc.	7,549,633
		15,307,073
	Semiconductors & Semiconductor Equipment — 3.2%
210,390	Intel Corp.	7,479,365
	Software — 6.4%
23,923	Microsoft Corp.	7,553,687
35,580	Salesforce, Inc. (a)	7,214,913
		14,768,600
	Specialty Retail — 3.2%
24,328	Home Depot (The), Inc.	7,350,948
	Technology Hardware, Storage & Peripherals — 3.3%
44,881	Apple, Inc.	7,684,076
	Textiles, Apparel & Luxury Goods — 3.4%
81,877	NIKE, Inc., Class B	7,829,079

	Total Investments — 99.9%	231,690,952
	(Cost $234,728,578)
	Net Other Assets and Liabilities — 0.1%	179,474
	Net Assets — 100.0%	$231,870,426

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 231,690,952	$ 231,690,952	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 4.2%
13,299	Axon Enterprise, Inc. (a)	$2,646,368
2,169	Boeing (The) Co. (a)	415,754
10,023	Howmet Aerospace, Inc.	463,564
1,490	TransDigm Group, Inc. (a)	1,256,263
		4,781,949
	Automobiles — 2.2%
102,318	Rivian Automotive, Inc., Class A (a)	2,484,281
	Banks — 3.1%
15,540	Citizens Financial Group, Inc.	416,472
20,412	Fifth Third Bancorp	517,036
48,655	Huntington Bancshares, Inc.	506,012
64,986	KeyCorp	699,249
24,714	Regions Financial Corp.	425,081
17,084	Truist Financial Corp.	488,773
14,774	U.S. Bancorp	488,429
		3,541,052
	Beverages — 0.8%
10,217	Brown-Forman Corp., Class B	589,419
1,537	PepsiCo, Inc.	260,429
		849,848
	Biotechnology — 1.9%
6,976	AbbVie, Inc.	1,039,843
4,360	Alnylam Pharmaceuticals, Inc. (a)	772,156
873	Vertex Pharmaceuticals, Inc. (a)	303,577
		2,115,576
	Broadline Retail — 0.3%
5,200	Etsy, Inc. (a)	335,816
	Building Products — 1.1%
1,301	Carlisle Cos., Inc.	337,297
5,794	Carrier Global Corp.	319,829
3,020	Trane Technologies PLC	612,788
		1,269,914
	Capital Markets — 5.6%
5,371	Ares Management Corp., Class A	552,515
6,385	Blackstone, Inc.	684,089
15,456	Carlyle Group (The), Inc.	466,153
11,504	Charles Schwab (The) Corp.	631,570
1,609	FactSet Research Systems, Inc.	703,551
9,244	KKR & Co., Inc.	569,430
4,132	LPL Financial Holdings, Inc.	981,970
2,191	MSCI, Inc.	1,124,158
5,198	Nasdaq, Inc.	252,571
6,212	State Street Corp.	415,955
		6,381,962
Shares	Description	Value

	Chemicals — 0.9%
4,555	Celanese Corp.	$571,744
11,774	Mosaic (The) Co.	419,154
		990,898
	Commercial Services & Supplies — 2.0%
1,018	Cintas Corp.	489,668
17,102	Copart, Inc. (a)	736,925
7,135	Waste Management, Inc.	1,087,660
		2,314,253
	Communications Equipment — 1.5%
8,037	Arista Networks, Inc. (a)	1,478,245
1,015	Motorola Solutions, Inc.	276,324
		1,754,569
	Construction & Engineering — 0.6%
3,483	Quanta Services, Inc.	651,565
	Consumer Finance — 0.5%
17,984	Synchrony Financial	549,771
	Distributors — 0.5%
4,096	Genuine Parts Co.	591,381
	Electrical Equipment — 0.9%
4,235	AMETEK, Inc.	625,763
1,197	Hubbell, Inc.	375,152
		1,000,915
	Electronic Equipment, Instruments & Components — 2.1%
17,910	Amphenol Corp., Class A	1,504,261
3,268	CDW Corp.	659,352
471	Teledyne Technologies, Inc. (a)	192,441
		2,356,054
	Energy Equipment & Services — 1.7%
16,238	Baker Hughes Co.	573,526
18,313	Halliburton Co.	741,676
11,216	Schlumberger N.V.	653,893
		1,969,095
	Entertainment — 0.8%
6,672	Live Nation Entertainment, Inc. (a)	554,043
12,400	ROBLOX Corp., Class A (a)	359,104
		913,147
	Financial Services — 7.0%
22,754	Apollo Global Management, Inc.	2,042,399
13,078	Block, Inc. (a)	578,832
11,912	Fidelity National Information Services, Inc.	658,376
3,378	Fiserv, Inc. (a)	381,579

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Financial Services (Continued)
4,372	Jack Henry & Associates, Inc.	$660,784
5,300	Mastercard, Inc., Class A	2,098,323
6,350	Visa, Inc., Class A	1,460,564
		7,880,857
	Food Products — 1.5%
5,251	Bunge Ltd.	568,421
3,253	General Mills, Inc.	208,159
4,451	Hershey (The) Co.	890,556
		1,667,136
	Ground Transportation — 0.8%
2,352	Old Dominion Freight Line, Inc.	962,297
	Health Care Equipment & Supplies — 2.7%
9,983	Dexcom, Inc. (a)	931,414
2,268	IDEXX Laboratories, Inc. (a)	991,728
3,544	Insulet Corp. (a)	565,233
1,911	Intuitive Surgical, Inc. (a)	558,566
		3,046,941
	Health Care Providers & Services — 0.6%
1,349	UnitedHealth Group, Inc.	680,152
	Health Care Technology — 0.5%
2,502	Veeva Systems, Inc., Class A (a)	509,032
	Hotels, Restaurants & Leisure — 3.5%
3,486	Darden Restaurants, Inc.	499,265
2,012	Domino’s Pizza, Inc.	762,125
9,903	Las Vegas Sands Corp.	453,954
1,907	McDonald’s Corp.	502,380
13,361	MGM Resorts International	491,150
7,349	Royal Caribbean Cruises Ltd. (a)	677,137
5,015	Yum! Brands, Inc.	626,574
		4,012,585
	Household Durables — 0.7%
130	NVR, Inc. (a)	775,229
	Household Products — 0.6%
4,381	Procter & Gamble (The) Co.	639,013
	Insurance — 2.2%
2,659	Aon PLC, Class A	862,101
839	Arthur J. Gallagher & Co.	191,233
4,980	Brown & Brown, Inc.	347,803
4,003	Marsh & McLennan Cos., Inc.	761,771
4,591	W.R. Berkley Corp.	291,483
		2,454,391
	IT Services — 3.4%
2,362	Accenture PLC, Class A	725,394
Shares	Description	Value

	IT Services (Continued)
10,878	Cloudflare, Inc., Class A (a)	$685,749
2,623	MongoDB, Inc. (a)	907,190
4,770	Snowflake, Inc., Class A (a)	728,713
3,945	VeriSign, Inc. (a)	798,981
		3,846,027
	Life Sciences Tools & Services — 1.7%
5,654	Illumina, Inc. (a)	776,181
793	Mettler-Toledo International, Inc. (a)	878,700
919	Waters Corp. (a)	251,999
		1,906,880
	Machinery — 2.0%
3,986	IDEX Corp.	829,168
4,646	Illinois Tool Works, Inc.	1,070,020
1,236	Snap-on, Inc.	315,254
		2,214,442
	Metals & Mining — 2.7%
13,828	Freeport-McMoRan, Inc.	515,646
6,500	Nucor Corp.	1,016,275
3,818	Reliance Steel & Aluminum Co.	1,001,194
5,121	Steel Dynamics, Inc.	549,074
		3,082,189
	Oil, Gas & Consumable Fuels — 6.1%
17,061	APA Corp.	701,207
19,965	Coterra Energy, Inc.	540,053
4,413	EOG Resources, Inc.	559,392
2,968	Exxon Mobil Corp.	348,977
3,932	Hess Corp.	601,596
24,035	Marathon Oil Corp.	642,936
6,155	Marathon Petroleum Corp.	931,498
19,039	Ovintiv, Inc.	905,685
2,290	Pioneer Natural Resources Co.	525,670
387	Texas Pacific Land Corp.	705,718
3,053	Valero Energy Corp.	432,641
		6,895,373
	Pharmaceuticals — 1.9%
1,536	Eli Lilly & Co.	825,032
27,296	Pfizer, Inc.	905,408
2,643	Zoetis, Inc.	459,829
		2,190,269
	Professional Services — 1.7%
1,287	Automatic Data Processing, Inc.	309,627
10,131	Paychex, Inc.	1,168,408
1,804	Paycom Software, Inc.	467,723
		1,945,758

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Residential REITs — 0.9%
6,842	Equity LifeStyle Properties, Inc.	$435,904
4,485	Mid-America Apartment Communities, Inc.	576,995
		1,012,899
	Semiconductors & Semiconductor Equipment — 8.4%
4,716	Analog Devices, Inc.	825,725
5,288	Applied Materials, Inc.	732,124
431	Broadcom, Inc.	357,980
6,379	Enphase Energy, Inc. (a)	766,437
12,848	First Solar, Inc. (a)	2,076,108
14,915	Intel Corp.	530,228
1,608	KLA Corp.	737,525
15,857	Marvell Technology, Inc.	858,339
1,469	Monolithic Power Systems, Inc.	678,678
2,018	NVIDIA Corp.	877,810
11,437	ON Semiconductor Corp. (a)	1,063,069
		9,504,023
	Software — 12.1%
1,210	Adobe, Inc. (a)	616,979
2,151	ANSYS, Inc. (a)	640,030
4,977	Autodesk, Inc. (a)	1,029,791
6,209	Cadence Design Systems, Inc. (a)	1,454,769
4,093	Crowdstrike Holdings, Inc., Class A (a)	685,086
8,568	Datadog, Inc., Class A (a)	780,459
15,588	DocuSign, Inc. (a)	654,696
841	Fair Isaac Corp. (a)	730,434
14,099	Fortinet, Inc. (a)	827,329
1,151	HubSpot, Inc. (a)	566,868
397	Intuit, Inc.	202,843
1,060	Microsoft Corp.	334,695
5,909	Oracle Corp.	625,881
2,604	Palo Alto Networks, Inc. (a)	610,482
2,572	Salesforce, Inc. (a)	521,550
1,162	ServiceNow, Inc. (a)	649,512
5,562	Splunk, Inc. (a)	813,443
2,528	Synopsys, Inc. (a)	1,160,276
5,414	Zscaler, Inc. (a)	842,364
		13,747,487
	Specialized REITs — 2.6%
2,661	American Tower Corp.	437,602
3,376	Crown Castle, Inc.	310,693
12,989	Gaming and Leisure Properties, Inc.	591,649
3,846	Public Storage	1,013,498
3,042	SBA Communications Corp.	608,917
		2,962,359
Shares	Description	Value

	Specialty Retail — 1.4%
971	Home Depot (The), Inc.	$293,397
424	O’Reilly Automotive, Inc. (a)	385,357
5,823	TJX (The) Cos., Inc.	517,548
989	Tractor Supply Co.	200,816
535	Ulta Beauty, Inc. (a)	213,706
		1,610,824
	Technology Hardware, Storage & Peripherals — 0.3%
1,718	Apple, Inc.	294,139
	Tobacco — 0.9%
25,072	Altria Group, Inc.	1,054,278
	Trading Companies & Distributors — 2.8%
12,295	Fastenal Co.	671,799
1,295	United Rentals, Inc.	575,718
2,847	W.W. Grainger, Inc.	1,969,668
		3,217,185
	Water Utilities — 0.2%
6,547	Essential Utilities, Inc.	224,759
	Total Common Stocks	113,188,570
	(Cost $117,016,040)
MONEY MARKET FUNDS — 0.1%
99,049	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.20% (b)	99,049
	(Cost $99,049)

	Total Investments — 100.0%	113,287,619
	(Cost $117,115,089)
	Net Other Assets and Liabilities — 0.0%	39,190
	Net Assets — 100.0%	$113,326,809

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2023.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 113,188,570	$ 113,188,570	$ —	$ —
Money Market Funds	99,049	99,049	—	—
Total Investments	$113,287,619	$113,287,619	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Air Freight & Logistics — 3.6%
3,674	Expeditors International of Washington, Inc.	$421,151
2,448	United Parcel Service, Inc., Class B	381,570
		802,721
	Automobiles — 1.9%
1,763	Tesla, Inc. (a)	441,138
	Biotechnology — 6.3%
3,189	AbbVie, Inc.	475,352
624	Regeneron Pharmaceuticals, Inc. (a)	513,527
1,266	Vertex Pharmaceuticals, Inc. (a)	440,239
		1,429,118
	Chemicals — 2.2%
5,799	CF Industries Holdings, Inc.	497,206
	Commercial Services & Supplies — 1.9%
10,058	Copart, Inc. (a)	433,399
	Communications Equipment — 2.2%
2,672	Arista Networks, Inc. (a)	491,461
	Consumer Staples Distribution & Retail — 2.1%
821	Costco Wholesale Corp.	463,832
	Electronic Equipment, Instruments & Components — 2.0%
5,483	Amphenol Corp., Class A	460,517
	Health Care Providers & Services — 8.1%
964	Elevance Health, Inc.	419,745
1,004	Humana, Inc.	488,466
1,440	Molina Healthcare, Inc. (a)	472,162
906	UnitedHealth Group, Inc.	456,796
		1,837,169
	Hotels, Restaurants & Leisure — 3.9%
156	Booking Holdings, Inc. (a)	481,096
217	Chipotle Mexican Grill, Inc. (a)	397,507
		878,603
	Household Durables — 5.5%
3,593	D.R. Horton, Inc.	386,140
3,618	Lennar Corp., Class A	406,048
74	NVR, Inc. (a)	441,284
		1,233,472
Shares	Description	Value

	Insurance — 4.1%
5,571	Arch Capital Group Ltd. (a)	$444,064
7,446	W.R. Berkley Corp.	472,747
		916,811
	Interactive Media & Services — 2.2%
3,819	Alphabet, Inc., Class A (a)	499,754
	IT Services — 4.2%
1,457	Accenture PLC, Class A	447,459
1,931	EPAM Systems, Inc. (a)	493,738
		941,197
	Life Sciences Tools & Services — 1.8%
3,592	Agilent Technologies, Inc.	401,658
	Machinery — 2.0%
5,214	PACCAR, Inc.	443,294
	Metals & Mining — 4.1%
2,798	Nucor Corp.	437,467
4,571	Steel Dynamics, Inc.	490,103
		927,570
	Oil, Gas & Consumable Fuels — 13.2%
2,889	Chevron Corp.	487,143
4,061	ConocoPhillips	486,508
3,679	EOG Resources, Inc.	466,350
4,412	Exxon Mobil Corp.	518,763
2,124	Pioneer Natural Resources Co.	487,564
3,727	Valero Energy Corp.	528,153
		2,974,481
	Pharmaceuticals — 1.8%
12,257	Pfizer, Inc.	406,565
	Semiconductors & Semiconductor Equipment — 16.9%
3,361	Applied Materials, Inc.	465,330
511	Broadcom, Inc.	424,426
2,583	Enphase Energy, Inc. (a)	310,347
1,000	KLA Corp.	458,660
736	Lam Research Corp.	461,303
1,034	NVIDIA Corp.	449,780
4,641	ON Semiconductor Corp. (a)	431,381
3,675	QUALCOMM, Inc.	408,146
4,058	Skyworks Solutions, Inc.	400,078
		3,809,451
	Software — 8.0%
880	Adobe, Inc. (a)	448,712
2,184	Autodesk, Inc. (a)	451,891
1,880	Palo Alto Networks, Inc. (a)	440,747
1,009	Synopsys, Inc. (a)	463,101
		1,804,451

First Trust Growth Strength ETF (FTGS)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 2.0%
4,091	Ross Stores, Inc.	$462,079

	Total Investments — 100.0%	22,555,947
	(Cost $22,594,106)
	Net Other Assets and Liabilities — 0.0%	9,937
	Net Assets — 100.0%	$22,565,884

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 22,555,947	$ 22,555,947	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Indxx Aerospace & Defense ETF (MISL)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Aerospace & Defense — 83.4%
6,015	AAR Corp. (a)	$358,073
4,543	AeroVironment, Inc. (a)	506,681
15,995	Boeing (The) Co. (a)	3,065,922
6,646	Curtiss-Wright Corp.	1,300,157
2,469	Ducommun, Inc. (a)	107,426
15,832	General Dynamics Corp.	3,498,397
9,997	HEICO Corp.	1,618,814
14,623	Hexcel Corp.	952,542
34,502	Howmet Aerospace, Inc.	1,595,717
6,914	Huntington Ingalls Industries, Inc.	1,414,466
4,884	Kaman Corp.	95,971
22,116	Kratos Defense & Security Solutions, Inc. (a)	332,182
8,710	L3Harris Technologies, Inc.	1,516,585
45,237	Leonardo DRS, Inc. (a)	755,458
7,342	Lockheed Martin Corp.	3,002,584
10,085	Mercury Systems, Inc. (a)	374,053
5,521	Moog, Inc., Class A	623,652
7,564	Northrop Grumman Corp.	3,329,597
82,960	Rocket Lab USA, Inc. (a)	363,365
35,446	RTX Corp.	2,551,049
18,236	Spirit AeroSystems Holdings, Inc., Class A (a)	294,329
25,292	Textron, Inc.	1,976,317
1,917	TransDigm Group, Inc. (a)	1,616,280
11,350	Triumph Group, Inc. (a)	86,941
48,977	Virgin Galactic Holdings, Inc. (a)	88,159
10,405	Woodward, Inc.	1,292,925
		32,717,642
	Diversified Telecommunication Services — 0.4%
37,725	AST SpaceMobile, Inc. (a)	143,355
	Professional Services — 16.2%
3,951	CACI International, Inc., Class A (a)	1,240,337
23,523	KBR, Inc.	1,386,446
18,974	Leidos Holdings, Inc.	1,748,644
Shares	Description	Value

	Professional Services (Continued)
18,174	Parsons Corp. (a)	$987,757
9,304	Science Applications International Corp.	981,944
		6,345,128

	Total Investments — 100.0%	39,206,125
	(Cost $41,100,866)
	Net Other Assets and Liabilities — 0.0%	2,318
	Net Assets — 100.0%	$39,208,443

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 39,206,125	$ 39,206,125	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 3.7%
96	General Dynamics Corp.	$21,213
105	L3Harris Technologies, Inc.	18,283
		39,496
	Building Products — 4.0%
80	Carlisle Cos., Inc.	20,741
158	Owens Corning	21,553
		42,294
	Chemicals — 11.6%
92	Albemarle Corp.	15,644
296	CF Industries Holdings, Inc.	25,379
386	Dow, Inc.	19,902
224	LyondellBasell Industries N.V., Class A	21,213
587	Mosaic (The) Co.	20,897
400	Olin Corp.	19,992
		123,027
	Electrical Equipment — 2.1%
227	Emerson Electric Co.	21,921
	Electronic Equipment, Instruments & Components — 1.9%
242	Amphenol Corp., Class A	20,326
	Energy Equipment & Services — 7.3%
662	ChampionX Corp.	23,580
623	Halliburton Co.	25,232
309	Weatherford International PLC (a)	27,912
		76,724
	Hotel & Resort REITs — 1.9%
1,221	Host Hotels & Resorts, Inc.	19,621
	Industrial Conglomerates — 2.0%
187	General Electric Co.	20,673
	Machinery — 11.7%
84	Caterpillar, Inc.	22,932
139	Dover Corp.	19,392
275	Fortive Corp.	20,394
246	PACCAR, Inc.	20,915
53	Parker-Hannifin Corp.	20,645
187	Westinghouse Air Brake Technologies Corp.	19,872
		124,150
	Metals & Mining — 7.4%
1,227	Cleveland-Cliffs, Inc. (a)	19,178
390	Commercial Metals Co.	19,270
Shares	Description	Value

	Metals & Mining (Continued)
125	Nucor Corp.	$19,544
189	Steel Dynamics, Inc.	20,264
		78,256
	Oil, Gas & Consumable Fuels — 35.6%
893	Antero Resources Corp. (a)	22,664
602	APA Corp.	24,742
296	Civitas Resources, Inc.	23,938
198	ConocoPhillips	23,720
425	Devon Energy Corp.	20,272
156	Diamondback Energy, Inc.	24,161
180	EOG Resources, Inc.	22,817
151	Hess Corp.	23,103
893	Marathon Oil Corp.	23,888
393	Matador Resources Co.	23,376
537	Murphy Oil Corp.	24,353
540	Ovintiv, Inc.	25,688
502	PBF Energy, Inc., Class A	26,872
99	Pioneer Natural Resources Co.	22,725
699	Range Resources Corp.	22,655
3,420	Southwestern Energy Co. (a)	22,059
		377,033
	Real Estate Management & Development — 1.8%
255	CBRE Group, Inc., Class A (a)	18,834
	Retail REITs — 1.8%
178	Simon Property Group, Inc.	19,229
	Specialized REITs — 7.0%
424	Gaming and Leisure Properties, Inc.	19,313
207	Lamar Advertising Co., Class A	17,278
654	VICI Properties, Inc.	19,032
613	Weyerhaeuser Co.	18,795
		74,418

	Total Investments — 99.8%	1,056,002
	(Cost $1,046,194)
	Net Other Assets and Liabilities — 0.2%	2,128
	Net Assets — 100.0%	$1,058,130

(a)	Non-income producing security.

First Trust Bloomberg Inflation Sensitive Equity ETF (FTIF)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,056,002	$ 1,056,002	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments
September 30, 2023 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.4%
20	General Dynamics Corp.	$4,419
20	Huntington Ingalls Industries, Inc.	4,092
20	L3Harris Technologies, Inc.	3,482
9	Lockheed Martin Corp.	3,681
96	Textron, Inc.	7,502
		23,176
	Air Freight & Logistics — 2.6%
108	C.H. Robinson Worldwide, Inc.	9,302
112	Expeditors International of Washington, Inc.	12,838
25	United Parcel Service, Inc., Class B	3,897
		26,037
	Automobile Components — 0.5%
135	BorgWarner, Inc.	5,450
	Banks — 4.1%
123	Citigroup, Inc.	5,059
216	Citizens Financial Group, Inc.	5,789
148	Comerica, Inc.	6,149
539	Huntington Bancshares, Inc.	5,606
522	KeyCorp	5,617
168	Truist Financial Corp.	4,806
209	Zions Bancorp N.A.	7,292
		40,318
	Beverages — 1.7%
208	Keurig Dr Pepper, Inc.	6,567
155	Molson Coors Beverage Co., Class B	9,856
		16,423
	Biotechnology — 2.9%
52	AbbVie, Inc.	7,751
93	Gilead Sciences, Inc.	6,970
109	Incyte Corp. (a)	6,297
76	Moderna, Inc. (a)	7,850
		28,868
	Broadline Retail — 0.8%
189	eBay, Inc.	8,333
	Building Products — 0.4%
80	Masco Corp.	4,276
	Capital Markets — 0.5%
315	Invesco Ltd.	4,574
	Chemicals — 1.6%
72	CF Industries Holdings, Inc.	6,173
57	Dow, Inc.	2,939
Shares	Description	Value

	Chemicals (Continued)
31	LyondellBasell Industries N.V., Class A	$2,936
92	Mosaic (The) Co.	3,275
		15,323
	Communications Equipment — 4.6%
450	Cisco Systems, Inc.	24,192
130	F5, Inc. (a)	20,948
		45,140
	Consumer Finance — 3.6%
130	Capital One Financial Corp.	12,616
74	Discover Financial Services	6,411
522	Synchrony Financial	15,958
		34,985
	Consumer Staples Distribution & Retail — 0.7%
153	Kroger (The) Co.	6,847
	Distributors — 0.6%
112	LKQ Corp.	5,545
	Electric Utilities — 1.9%
230	FirstEnergy Corp.	7,861
272	NRG Energy, Inc.	10,478
		18,339
	Entertainment — 2.5%
301	Live Nation Entertainment, Inc. (a)	24,995
	Food Products — 1.9%
95	Archer-Daniels-Midland Co.	7,165
144	Campbell Soup Co.	5,916
85	General Mills, Inc.	5,439
		18,520
	Ground Transportation — 0.4%
132	CSX Corp.	4,059
	Health Care Equipment & Supplies — 0.8%
116	Hologic, Inc. (a)	8,050
	Health Care Providers & Services — 6.4%
194	Cardinal Health, Inc.	16,843
212	Centene Corp. (a)	14,603
34	Cigna Group (The)	9,726
143	CVS Health Corp.	9,984
27	McKesson Corp.	11,741
		62,897
	Hotel & Resort REITs — 0.3%
201	Host Hotels & Resorts, Inc.	3,230

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 3.1%
3	Booking Holdings, Inc. (a)	$9,252
203	Expedia Group, Inc. (a)	20,923
		30,175
	Household Durables — 3.2%
118	Lennar Corp., Class A	13,243
2	NVR, Inc. (a)	11,927
50	Whirlpool Corp.	6,685
		31,855
	Industrial Conglomerates — 0.5%
49	3M Co.	4,587
	Insurance — 3.0%
255	American International Group, Inc.	15,453
92	MetLife, Inc.	5,788
119	Principal Financial Group, Inc.	8,576
		29,817
	Interactive Media & Services — 1.6%
121	Alphabet, Inc., Class A (a)	15,834
	IT Services — 8.7%
197	Akamai Technologies, Inc. (a)	20,988
350	Cognizant Technology Solutions Corp., Class A	23,709
1,166	DXC Technology Co. (a)	24,288
115	International Business Machines Corp.	16,135
		85,120
	Life Sciences Tools & Services — 0.9%
24	Bio-Rad Laboratories, Inc., Class A (a)	8,603
	Machinery — 0.9%
64	Fortive Corp.	4,746
16	Snap-on, Inc.	4,081
		8,827
	Media — 5.0%
337	Comcast Corp., Class A	14,942
673	Fox Corp., Class A	20,998
648	News Corp., Class A	12,999
		48,939
	Metals & Mining — 1.1%
36	Nucor Corp.	5,629
45	Steel Dynamics, Inc.	4,825
		10,454
	Multi-Utilities — 0.8%
96	WEC Energy Group, Inc.	7,733
Shares	Description	Value

	Office REITs — 0.7%
110	Boston Properties, Inc.	$6,543
	Oil, Gas & Consumable Fuels — 5.2%
247	APA Corp.	10,152
366	Coterra Energy, Inc.	9,900
409	Marathon Oil Corp.	10,941
69	Marathon Petroleum Corp.	10,442
69	Valero Energy Corp.	9,778
		51,213
	Pharmaceuticals — 2.2%
358	Pfizer, Inc.	11,875
1,026	Viatris, Inc.	10,116
		21,991
	Professional Services — 1.2%
50	Leidos Holdings, Inc.	4,608
97	Robert Half, Inc.	7,108
		11,716
	Real Estate Management & Development — 0.4%
56	CBRE Group, Inc., Class A (a)	4,136
	Residential REITs — 0.3%
15	Essex Property Trust, Inc.	3,181
	Retail REITs — 0.4%
37	Simon Property Group, Inc.	3,997
	Semiconductors & Semiconductor Equipment — 11.0%
25	Broadcom, Inc.	20,764
38	KLA Corp.	17,429
214	Microchip Technology, Inc.	16,703
253	Qorvo, Inc. (a)	24,154
126	QUALCOMM, Inc.	13,994
148	Skyworks Solutions, Inc.	14,591
		107,635
	Specialized REITs — 0.5%
151	Weyerhaeuser Co.	4,630
	Specialty Retail — 1.6%
2	AutoZone, Inc. (a)	5,080
188	Bath & Body Works, Inc.	6,354
11	Ulta Beauty, Inc. (a)	4,394
		15,828
	Technology Hardware, Storage & Peripherals — 4.0%
519	HP, Inc.	13,338
337	NetApp, Inc.	25,572
		38,910

First Trust S&P 500 Diversified Free Cash Flow ETF (FCFY)
Portfolio of Investments (Continued)
September 30, 2023 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Tobacco — 2.3%
321	Altria Group, Inc.	$13,498
97	Philip Morris International, Inc.	8,980
		22,478

	Total Investments — 99.8%	979,587
	(Cost $1,023,737)
	Net Other Assets and Liabilities — 0.2%	1,517
	Net Assets — 100.0%	$981,104

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2023 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 9/30/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 979,587	$ 979,587	$ —	$ —

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
September 30, 2023 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, The Dividend StrengthTM Index and The Growth StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
Dow Jones Industrial Average® Equal Weight Index and S&P 500® Sector-Neutral FCF Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.
Indxx and Indxx US Aerospace & Defense Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such products. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
“Bloomberg®” and Bloomberg Inflation Sensitive Equity Index licensed herein (the, “Indices”) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (“BISL”), the administrator of the Indices (collectively, “Bloomberg”), and have been licensed for use for certain purposes by First Trust Advisors L.P. (the “Licensee”). Bloomberg is not affiliated with the Licensee, and Bloomberg does not approve, endorse, review, or recommend the financial products referenced herein (the “Financial Products”). Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to the Index or the Financial Products.